Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	206	$ 66
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	33	0
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	33	0
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	173	66
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	197	89
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	1	1
Loans	$ 0	34
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	5
Undrawn credit commitments	130	122
Canadian Personal and Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	18	9
Canadian Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	33	0
U.S. Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	7	0
Capital Markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	109	37
Corporate and Other [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	426	592
Investments in associates	$ 39	$ 20